FINANCIAL INSTRUMENTS (Details 20) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade receivables
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	$ 679,130	$ 898,681
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	689,215	908,241
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	10,085	9,560
Lease receivable
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	24,033	17,247
Lease receivable | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	24,033	17,247
Lease receivable | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	0	0
Sundry debtors
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	12,017	9,531
Sundry debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	14,098	11,056
Sundry debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	2,081	1,525
Other receivables
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	55,372	68,459
Other receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	56,366	69,463
Prepayments
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	61,614	60,789
Prepayments | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	61,614	60,789
Net subtotal
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	832,166	1,054,707
Net subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	845,326	1,066,796
Net subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	13,160	12,089
Provision for doubtful other receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	994	1,004
Trade receivables
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	36	36
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	1,387	1,244
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	1,351	1,208
Lease receivable
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	53,286	50,440
Lease receivable | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	53,286	50,440
Sundry Debtors
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	22,087	10,675
Sundry Debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	22,087	10,675
Other receivables
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	2,126	1,908
Other receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	2,126	1,908
Prepayments
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	1,790	2,676
Prepayments | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	1,790	2,676
Net Subtotal
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	79,325	65,735
Net Subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	80,676	66,943
Net Subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Maximum exposure to credit risk	$ 1,351	$ 1,208